Organizations and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organizations and Principal Activities [Abstract]
Schedule of Company's Major Subsidiaries	As of December 31, 2023, the Company’s major subsidiaries, its VIEs and the VIEs’ major subsidiaries were as follow:
Name	Later of date of establishment or acquisition	Place of establishment	Percentage of legal ownership of the Company	Principal activities
Major Subsidiaries of the Company:
Ucommune Group Holdings Limited	September 21, 2018	Cayman	100%	Investment holding
Ucommune Group Holdings (Hong Kong) Limited (“Ucommune HK”)	December 7, 2018	Hong Kong	100%	Shared workspace
Ucommune (Beijing) Information Technology Co., Ltd (“WFOE”)	January 3, 2019	PRC	100%	Technology and internet service
Melo, Inc.	May 15, 2019	Delaware	100%	Technology Innovation
Melo Hongkong Limited	May 15, 2019	Hong Kong	100%	Technology Innovation
Beijing Melo Technology Co. Ltd	May 15, 2019	PRC	100%	Technology Innovation
Beijing Litong Huida Information Technology Co., Ltd	November 17, 2023	PRC	100%	Technology and internet service
VIEs:
Ucommune (Beijing) Venture Investment Co., Ltd (“Ucommune Venture”)	April 3, 2015	PRC	Nil	Shared workspace
Beijing Youxianji Technology Co., Ltd (“Beijing U Bazaar”)	August 29, 2018	PRC	Nil	Technology and internet service
Major VIEs’ subsidiaries:
Beijing Sunshine 100 Ucommune Venture Investment Co., Ltd.	May 18, 2015	PRC	Nil	Shared workspace
Beijing Hongkun Enterprise Management Consulting Co., Ltd.	May 16, 2016	PRC	Nil	Shared workspace
Beijing Dongke Ucommune Technology Service Co., Ltd.	July 06, 2017	PRC	Nil	Shared workspace
Hongtai Innovation Space (Beijing) Venture Investment Co., Ltd. (“Hongtai Space”)	December 05, 2017	PRC	Nil	Shared workspace
Shenzhen Weido Union Technology Co., Ltd. and Subsidiaries (“Shenzhen Weido”)	June 01, 2018	PRC	Nil	Shared workspace
Hezuogongchuang (Beijing) Office Services Co., Ltd. and its Subsidiaries (“Wujie Space”)	June 01, 2018	PRC	Nil	Shared workspace
Beijing Dongyi Yuanda Architectural Decoration Engineering Co., Ltd. (“Dongyi Yuanda”)	July 01,2018	PRC	Nil	Construction
Beijing Daguan Architectural Design Consulting Co., Ltd. and Subsidiary (“Daguan”)	July 01,2018	PRC	Nil	Interior design
Zhuhai Shengguang Zhongshuo Digital Marketing Co., Ltd. (“Shengguang Zhongshuo”)	December 20, 2018	PRC	Nil	Marketing service
Beijing Xiyu Information Technology Co., Ltd.	March 20, 2017	PRC	Nil	SaaS services and IOT solutions
Guangdong Wanhe Green Technology Co., Ltd. (“Wanhe”)	May 31, 2021	PRC	Nil	Interior design

Schedule of Consolidated Financial Statements	The following financial information of the Company’s VIEs and VIEs’ subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023 was included in the accompanying consolidated financial statements:
	As of December 31,
	2022	2023
	RMB	RMB	USD
Cash and cash equivalents	46,886	51,854	7,303
Other current assets	316,832	195,143	27,485
Total current assets	363,718	246,997	34,788
Property and equipment, net	131,291	54,505	7,677
Right-of-use assets, net	319,263	142,456	20,065
Other non-current assets	213,182	95,246	13,415
Total non-current assets	663,736	292,207	41,157
TOTAL ASSETS	1,027,454	539,204	75,945
Accounts payable	273,813	198,318	27,933
Lease liabilities, current	162,791	36,927	5,201
Other current liabilities	318,570	183,746	25,880
Total current liabilities	755,174	418,991	59,014
Lease liabilities, non-current	153,298	70,628	9,948
Other non-current liabilities	9,297	9,185	1,294
Total non-current liabilities	162,595	79,813	11,242
Total liabilities	917,769	498,804	70,256

Schedule of Consolidated Financial Statements of Revenue
	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Net revenues	1,027,988	643,535	459,820	64,764
Net loss	(1,832,247)	(317,115)	(38,883)	(5,477)
Net cash provided by/(used in) operating activities	72,702	(52,830)	13,819	1,946
Net cash (used in)/provided by investing activities	(40,811)	7,255	17,263	2,431
Net cash used in financing activities	(31,281)	(32,603)	(25,129)	(3,539)